Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating expenses	$ 2,118,542	$ 565,542	$ 428,376	$ 2,886,611
Loss from operations	(2,118,542)	(565,542)	(428,376)	(2,886,611)
Other income:
Dividend income	1,395,063	14,360	3,964	2,578,984
Interest income	2,432			4,010
Foreign exchange loss	(9,120)			1,073
Change in fair value of over-allotment liability			16,788
Net loss	$ (730,167)	$ (551,182)	$ (407,624)	$ (302,544)
Redeemable Class A ordinary shares
Other income:
Basic weighted average shares outstanding (in Shares)	12,264,433	17,250,000	5,907,100	17,250,000
Basic net loss per ordinary share (in Dollars per share)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.01)
Non-redeemable ordinary shares
Other income:
Basic weighted average shares outstanding (in Shares)	4,612,500	4,612,500	4,192,636	4,612,500
Basic net loss per ordinary share (in Dollars per share)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.01)